Financial Instruments - Carrying Amounts and Reconciliation of Derivative Financial Instruments (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedging instruments [line items]
Current portion of other long-term assets	$ 3	$ 5
Current portion of other long-term liabilities	(3)	(72)
Other long-term assets	6	135
Other long-term liabilities	0	(13)
Derivative financial asset (liability), net	6	55	$ (24)
Natural Gas
Disclosure of detailed information about hedging instruments [line items]
Derivatives held for trading, asset (liability)	3	(41)
Crude oil and NGLs
Disclosure of detailed information about hedging instruments [line items]
Derivatives held for trading, asset (liability)	0	(10)
Foreign currency forward contracts
Disclosure of detailed information about hedging instruments [line items]
Derivatives held for trading, asset (liability)	3	(13)
Foreign currency forward contracts | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Cash flow hedges, asset (liability)	0	(21)
Cross currency swaps | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Cash flow hedges, asset (liability)	$ 0	$ 140